Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 952,025,901.48
Previously Paid Amount
Total Fee Amount	131,474.78
Total Offset Amount
Net Fee	$ 131,474.78